Capital structure, Share Schemes, Movement in Options on Issue (Details)		12 Months Ended
		Jun. 30, 2025 shares ShareSchemes $ / shares	Jun. 30, 2024 shares $ / shares
Share schemes [Abstract]
Number of share schemes | ShareSchemes		2
Share Options [Member]
Movement in shares options on issue [Abstract]
Opening balance (in shares)		2,938,803	4,369,643
Issued (in shares)		0	0
Exercised (in shares)		0	(357,710)
Expired (in shares)		(1,307,188)	(1,073,130)
Closing balance (in shares)		1,631,615	2,938,803
Share Options [Member] | NED's [Member]
Movement in shares options on issue [Abstract]
Grant date	[1]		09-Nov-18
Vesting date	[1]		Nov. 09, 2019
Expiry date	[1]		Nov. 09, 2023
FV per option at grant date (in dollars per share) | $ / shares	[1]		$ 0.126
Exercise price (in dollars per share) | $ / shares	[1]		$ 0.242
Opening balance (in shares)	[1]	0	715,420
Issued (in shares)	[1]		0
Exercised (in shares)	[1]		(357,710)
Expired (in shares)	[1]		(357,710)
Closing balance (in shares)	[1]		0
Share Options [Member] | NED's [Member]
Movement in shares options on issue [Abstract]
Grant date	[1]	14-Nov-19	14-Nov-19
Vesting date	[1]	Nov. 14, 2020	Nov. 14, 2020
Expiry date	[1]	Nov. 14, 2024	Nov. 14, 2024
FV per option at grant date (in dollars per share) | $ / shares	[1]	$ 0.138	$ 0.138
Exercise price (in dollars per share) | $ / shares	[1]	$ 0.243	$ 0.243
Opening balance (in shares)	[1]	653,594	653,594
Issued (in shares)	[1]	0	0
Exercised (in shares)	[1]	0	0
Expired (in shares)	[1]	(653,594)	0
Closing balance (in shares)	[1]	0	653,594
Share Options [Member] | NED's [Member]
Movement in shares options on issue [Abstract]
Grant date	[1]	16-Nov-20	16-Nov-20
Vesting date	[1]	Nov. 16, 2021	Nov. 16, 2021
Expiry date	[1]	Nov. 16, 2025	Nov. 16, 2025
FV per option at grant date (in dollars per share) | $ / shares	[1]	$ 0.138	$ 0.138
Exercise price (in dollars per share) | $ / shares	[1]	$ 0.185	$ 0.185
Opening balance (in shares)	[1]	652,646	652,646
Issued (in shares)	[1]	0	0
Exercised (in shares)	[1]	0	0
Expired (in shares)	[1]	0	0
Closing balance (in shares)	[1]	652,646	652,646
Share Options [Member] | Ex-NED's [Member]
Movement in shares options on issue [Abstract]
Grant date	[2]		09-Nov-18
Vesting date	[2]		Nov. 09, 2019
Expiry date	[2]		Nov. 09, 2023
FV per option at grant date (in dollars per share) | $ / shares	[2]		$ 0.126
Exercise price (in dollars per share) | $ / shares	[2]		$ 0.242
Opening balance (in shares)	[2]	0	715,420
Issued (in shares)	[2]		0
Exercised (in shares)	[2]		0
Expired (in shares)	[2]		(715,420)
Closing balance (in shares)	[2]		0
Share Options [Member] | Ex-NED's [Member]
Movement in shares options on issue [Abstract]
Grant date	[2]	14-Nov-19	14-Nov-19
Vesting date	[2]	Nov. 14, 2020	Nov. 14, 2020
Expiry date	[2]	Nov. 14, 2024	Nov. 14, 2024
FV per option at grant date (in dollars per share) | $ / shares	[2]	$ 0.138	$ 0.138
Exercise price (in dollars per share) | $ / shares	[2]	$ 0.243	$ 0.243
Opening balance (in shares)	[2]	653,594	653,594
Issued (in shares)	[2]	0	0
Exercised (in shares)	[2]	0	0
Expired (in shares)	[2]	(653,594)	0
Closing balance (in shares)	[2]	0	653,594
Share Options [Member] | Ex-NED's [Member]
Movement in shares options on issue [Abstract]
Grant date	[2]	16-Nov-20	16-Nov-20
Vesting date	[2]	Nov. 16, 2021	Nov. 16, 2021
Expiry date	[2]	Nov. 16, 2025	Nov. 16, 2025
FV per option at grant date (in dollars per share) | $ / shares	[2]	$ 0.138	$ 0.138
Exercise price (in dollars per share) | $ / shares	[2]	$ 0.185	$ 0.185
Opening balance (in shares)	[2]	978,969	978,969
Issued (in shares)	[2]	0	0
Exercised (in shares)	[2]	0	0
Expired (in shares)	[2]	0	0
Closing balance (in shares)	[2]	978,969	978,969

[1]	NEDs refers to Non-executive directors.
[2]	Ex-NEDs refers to former Non-executive directors.